Share-Based Compensation	12 Months Ended
Mar. 31, 2024
Share-Based Compensation [Abstract]
Share-based compensation
23.	Share-based compensation

On September 27, 2012, the Company adopted 2012 Global Share Plan (the “2012 Plan”) and reserved 1,061,500 ordinary shares for share options to be granted to certain of the Company’s employees and non-employees (the “Participants”). On August 1, 2018, the Company adopted 2018 Global Share Plan (the “2018 Plan”) to replace the 2012 Plan and increased the reserved ordinary shares to 5,987,836 in total for future grants of share options. On September 1, 2020, the Company amended the 2018 Plan and increased the authorized reserved shares from 5,987,836 to 8,987,836. In May 2022, the Company amended the 2018 Plan and increased 4,000,000 authorized reserved shares from 8,987,836 to 12,987,836.

Except for share options granted to certain senior management personnel during the years ended March 31, 2015 and 2016, which were immediately fully vested and exercisable once granted, other share options granted to employees and non-employees under the 2012 and 2018 Plans would generally be exercisable upon the Company’s completion of a Qualified IPO or a defined corporate transactions (i.e. change of control, etc.) and the employees render services to the Company in accordance with the stipulated service schedules. The employee participants are generally subject to a four-year service schedule, under which the employees earn an entitlement to vest in 25% of their option grants at the end of each year of completed service.

For the years ended March 31, 2023 and 2024, Nil and 9,511,720 share options were granted to the Participants respectively.

The following table sets forth the share options activity for the years ended March 31, 2023 and 2024:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value
		US$		US$	US$
Outstanding as of March 31, 2022	5,231,891	2.86	5.25	404	2.36
Exercisable as of March 31, 2022	-	-	-	-	-
Exercised	(53,488)	0.60	-	-	2.26
Forfeited	(1,233,050)	1.31	-	-	0.86
Outstanding as of March 31, 2023	3,945,354	2.58	3.45	124	2.06
Exercisable as of March 31, 2023	-	-	-	-	-
Granted	9,511,720	0.23	-	-	0.01
Exercised	(37,741)	0.10	-	-	0.17
Forfeited	(3,031,811)	3.40	-	-	3.44
Outstanding as of March 31, 2024	10,387,522	0.35	8.95	0	0.12
Exercisable as of March 31, 2024	-	-	-	-	-

The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the estimated fair value of the underlying shares of US$404,409, US$123,594 and US$86 at March 31, 2022, 2023 and 2024, respectively.

As of March 31, 2023 and 2024, there were US$322,926 and US$11,964 of unrecognized share-based compensation expenses related to share options granted by the Company, which were expected to be recognized over a weighted-average period of 3.4 years and 8.9 years, respectively.

Options granted to the Participants were measured at fair value on the dates of grant using the Binomial Option Pricing Model. The assumptions used to value the Company’s option grants for the year ended March 31, 2024 were as follows:

Year ended March 31, 2024

Expected volatility	50.27%-53.83%
Risk-free interest rate	3.56%-4.04%
Exercise multiple	2.8/2.2
Expected dividend yield	0%
Contractual term (in years)	10

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options. The risk-free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely-accepted academic research publication. The expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. The expected term is the contract life of the option.

For the Company’s share options granted to the Participants, the completion of a Qualified IPO is considered to be a performance condition of the awards. A Qualified IPO is not considered to be probable until it is completed. Under ASC 718, compensation cost should be accrued if it is probable that the performance condition will be achieved. As a result, no compensation expense will be recognized related to these options until the completion of a Qualified IPO, and hence no share-based compensation expense was recognized for the year ended March 31, 2020. For the year ended March 31, 2021, upon the completion of the IPO in October 2020, the Company recorded RMB55 million of share-based compensation expense. For the year ended March 31, 2023 and 2024, RMB (7.7) million and RMB0.7 million of share-based compensation expense was recorded, respectively.

The fair value of options granted to the Participants for the years ended March 31, 2023 and 2024 was amounting to Nil and US$0.12 million, respectively.